LVIP SSGA Small-Cap Index Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.78%
Aerospace & Defense–1.03%
AAR	33,698	$ 1,095,522
†Aerojet Rocketdyne Holdings	75,368	2,677,825
†Aerovironment	21,881	1,496,879
†Astronics	24,405	798,532
†Axon Enterprise	59,945	3,261,607
Cubic	32,017	1,800,636
†Ducommun	12,500	544,000
†KeyW Holding	58,008	500,029
†Kratos Defense & Security Solutions	90,850	1,419,985
†Maxar Technologies	64,700	260,094
†Mercury Systems	48,951	3,136,780
Moog Class A	33,481	2,911,173
National Presto Industries	5,672	615,696
Triumph Group	49,900	951,094
†Vectrus	11,700	311,103
†Wesco Aircraft Holdings	63,020	553,946
		22,334,901
Air Freight & Logistics–0.32%
†Air Transport Services Group	59,976	1,382,447
†Atlas Air Worldwide Holdings	24,320	1,229,619
†Echo Global Logistics	32,291	800,171
Forward Air	30,339	1,963,844
†Hub Group Class A	33,644	1,374,357
†Radiant Logistics	38,676	243,659
		6,994,097
Airlines–0.45%
Allegiant Travel	13,384	1,732,826
Hawaiian Holdings	50,425	1,323,656
†Mesa Air Group	9,785	81,607
SkyWest	52,992	2,876,936
†Spirit Airlines	71,694	3,789,745
		9,804,770
Auto Components–0.91%
†American Axle & Manufacturing Holdings	115,281	1,649,671
Cooper Tire & Rubber	52,417	1,566,744
†Cooper-Standard Holdings	18,100	849,976
Dana	152,372	2,703,079
†Dorman Products	27,873	2,455,333
†Fox Factory Holding	37,504	2,621,155
†Gentherm	35,864	1,321,947
LCI Industries	25,304	1,943,853
†Modine Manufacturing	49,964	693,001
†Motorcar Parts of America	17,600	332,112
†Shiloh Industries	13,900	76,450
Standard Motor Products	21,751	1,067,974
†Stoneridge	27,831	803,203
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
Superior Industries International	25,007	$ 119,033
Tenneco Class A	52,677	1,167,322
Tower International	21,820	458,875
		19,829,728
Automobiles–0.05%
Winnebago Industries	31,573	983,499
		983,499
Banks–8.80%
1st Source	17,934	805,416
ACNB	7,150	264,550
†Allegiance Bancshares	13,800	465,336
Amalgamated Bank Class A	14,300	223,795
American National Bankshares	9,130	318,820
Ameris Bancorp	43,850	1,506,247
Ames National	8,448	231,560
Arrow Financial	13,323	438,193
†Atlantic Capital Bancshares	25,208	449,459
Auburn National Bancorp	2,800	110,404
Banc of California	49,238	681,454
BancFirst	18,386	958,830
†Bancorp	58,947	476,292
BancorpSouth Bank	98,231	2,772,079
Bank of Commerce Holdings	15,880	167,534
Bank of Marin Bancorp	15,698	638,752
Bank of NT Butterfield & Son	56,700	2,034,396
Bank of Princeton	6,500	206,245
BankFinancial	13,649	202,961
Bankwell Financial Group	6,000	175,080
Banner	33,219	1,799,473
Bar Harbor Bankshares	16,968	438,962
†Baycom	11,200	253,568
BCB Bancorp	13,200	176,880
Berkshire Hills Bancorp	41,865	1,140,403
Blue Hills Bancorp	26,753	639,397
Boston Private Financial Holdings	85,017	931,786
Bridge Bancorp	16,492	483,216
Brookline Bancorp	81,219	1,169,554
Bryn Mawr Bank	22,764	822,463
Business First Bancshares	12,800	314,112
†Byline Bancorp	19,700	364,056
C&F Financial	4,000	202,400
Cadence BanCorp	125,034	2,319,381
Cambridge Bancorp	4,000	331,400
Camden National	17,655	736,567
†Capital Bancorp	9,000	104,580
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Capital City Bank Group	13,784	$ 300,216
Capstar Financial Holdings	7,587	109,556
Carolina Financial	24,000	830,160
Cathay General Bancorp	80,603	2,733,248
CB Financial Services	5,300	125,769
CBTX	17,400	564,978
CenterState Bank	95,288	2,268,807
Central Pacific Financial	28,730	828,573
Central Valley Community Bancorp	12,612	246,565
Century Bancorp Class A	3,561	259,953
Chemical Financial	74,415	3,062,921
Chemung Financial	3,400	159,562
Citizens & Northern	13,313	333,358
City Holding	16,297	1,241,668
Civista Bancshares	16,800	366,744
CNB Financial	17,080	431,612
†Coastal Financial	6,500	110,435
Codorus Valley Bancorp	9,195	196,313
Columbia Banking System	76,193	2,490,749
Community Bank System	52,419	3,133,084
Community Bankers Trust	21,628	158,317
Community Financial	5,500	156,035
Community Trust Bancorp	17,730	727,994
ConnectOne Bancorp	34,769	684,949
County Bancorp	4,900	86,240
†Customers Bancorp	33,880	620,343
CVB Financial	116,459	2,451,462
†Eagle Bancorp	33,046	1,658,909
Enterprise Bancorp	11,463	329,332
Enterprise Financial Services	23,238	947,413
†Equity Bancshares Class A	15,600	449,280
†Esquire Financial Holdings	6,900	157,044
Evans Bancorp	4,624	164,846
Farmers & Merchants Bancorp Inc/Archbold OH	10,533	317,043
Farmers National Banc	29,392	405,316
FB Financial	18,800	597,088
Fidelity D&D Bancorp	3,200	189,184
Fidelity Southern	22,103	605,401
Financial Institutions	18,091	491,713
First Bancorp ((North Carolina)	30,009	1,043,113
First Bancorp (Maine)	10,380	258,670
First BanCorp (Puerto Rico)	222,335	2,547,959
First Bancshares	14,500	448,050
First Bank	18,100	208,693
First Busey	44,835	1,093,974
First Business Financial Services	10,958	219,379
First Choice Bancorp	9,121	196,101
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Commonwealth Financial	102,839	$ 1,295,771
First Community	8,100	154,467
First Community Bancshares	15,763	522,386
First Connecticut Bancorp	8,400	149,268
First Financial	13,469	565,698
First Financial Bancorp	99,417	2,391,973
First Financial Bankshares	67,942	3,925,689
First Financial Northwest	7,767	122,330
First Foundation	44,005	597,148
First Guaranty Bancshares	4,390	89,995
First Internet Bancorp	11,192	216,341
First Interstate BancSystem Class A	33,846	1,347,748
First Merchants	55,483	2,044,549
First Mid-Illinois Bancshares	13,900	463,148
First Midwest Bancorp	109,955	2,249,679
First Northwest Bancorp	9,600	149,472
First of Long Island	28,354	621,803
First Savings Financial Group	2,100	113,505
First United	7,800	134,628
Flushing Financial	26,330	577,417
Franklin Financial Network	15,100	438,051
Fulton Financial	172,300	2,667,204
†FVCBankcorp	900	15,219
German American Bancorp	21,077	619,664
Glacier Bancorp	88,743	3,555,932
Great Southern Bancorp	12,670	657,573
Great Western Bancorp	61,500	1,942,785
Guaranty Bancshares	8,653	252,841
Hancock Whitney	88,892	3,591,237
Hanmi Financial	32,220	685,319
†HarborOne Bancorp	17,800	306,160
Heartland Financial USA	30,238	1,289,651
Heritage Commerce	46,438	561,900
Heritage Financial	37,555	1,131,908
Hilltop Holdings	74,049	1,351,394
Home BancShares	166,228	2,920,626
HomeTrust Bancshares	16,141	406,753
Hope Bancorp	128,958	1,686,771
Horizon Bancorp	42,782	688,362
†Howard Bancorp	14,400	213,264
IBERIABANK	58,031	4,161,403
Independent Bank	25,609	550,593
Independent Bank (Massachusetts)	28,284	2,291,287
Independent Bank Group	33,860	1,736,679
International Bancshares	57,464	2,185,356
Investar Holding	9,685	219,946
Investors Bancorp	252,286	2,989,589

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Bancorp	51,478	$ 768,567
Lakeland Financial	25,017	1,131,269
LCNB	8,700	149,205
LegacyTexas Financial Group	49,327	1,844,337
Level One Bancorp	7,000	162,820
Live Oak Bancshares	31,100	454,371
Macatawa Bank	29,800	296,212
†Malvern Bancorp	9,500	191,140
MBT Financial	17,400	174,348
Mercantile Bank	18,933	619,488
†Metropolitan Bank Holding	7,000	243,530
Mid Penn Bancorp	5,400	132,300
Middlefield Banc	3,100	127,751
Midland States Bancorp	24,600	591,876
MidSouth Bancorp	14,500	165,445
MidWestOne Financial Group	13,442	366,294
MutualFirst Financial	5,543	166,124
MVB Financial	9,700	147,925
National Bank Holdings Class A	29,352	976,247
National Bankshares	8,208	351,713
†National Commerce	20,400	799,884
NBT Bancorp	44,039	1,585,844
†Nicolet Bankshares	8,900	530,440
Northeast Bancorp	7,528	155,679
Northrim BanCorp	7,377	253,916
Norwood Financial	6,900	212,796
Oak Valley Bancorp	8,000	141,120
OFG Bancorp	44,088	872,501
Ohio Valley Banc	5,542	200,343
Old Line Bancshares	18,400	458,712
Old National Bancorp	157,317	2,579,999
Old Second Bancorp	33,195	417,925
Opus Bank	23,200	459,360
Origin Bancorp	20,000	681,000
Orrstown Financial Services	7,000	130,130
Pacific City Financial	12,000	209,400
†Pacific Mercantile Bancorp	19,800	150,876
Pacific Premier Bancorp	46,902	1,244,310
Park National	14,176	1,343,176
Parke Bancorp	7,020	146,648
Peapack Gladstone Financial	21,291	558,250
Penns Woods Bancorp	6,106	250,957
Peoples Bancorp	20,440	633,027
Peoples Bancorp of North Carolina	4,480	119,168
Peoples Financial Services	7,077	320,163
People's Utah Bancorp	16,455	433,918
Preferred Bank	14,029	630,884
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Premier Financial Bancorp	12,832	$ 201,591
QCR Holdings	15,300	518,976
RBB Bancorp	14,400	270,720
Reliant Bancorp	10,948	244,359
Renasant	49,908	1,689,386
Republic Bancorp Class A	10,525	470,678
†Republic First Bancorp	50,600	265,650
S&T Bancorp	35,456	1,401,576
Sandy Spring Bancorp	35,517	1,110,972
SB One Bancorp	7,900	171,588
†Seacoast Banking Corp. of Florida	47,344	1,247,514
†Select Bancorp	16,500	187,605
ServisFirst Bancshares	48,100	1,623,856
Shore Bancshares	14,800	220,668
Sierra Bancorp	16,766	407,414
Simmons First National Class A	94,152	2,304,841
†SmartFinancial	12,300	232,593
South State	38,054	2,600,610
†Southern First Bancshares	6,915	234,211
Southern National Bancorp of Virginia	22,400	328,160
Southside Bancshares	34,067	1,132,046
†Spirit of Texas Bancshares	11,600	245,920
Stock Yards Bancorp	21,832	738,140
Summit Financial Group	11,478	304,282
Tompkins Financial	15,159	1,153,145
Towne Bank	68,237	1,688,866
TriCo Bancshares	26,113	1,025,980
†TriState Capital Holdings	28,300	578,169
†Triumph Bancorp	27,300	802,347
Trustmark	69,379	2,333,216
UMB Financial	47,282	3,027,939
Union Bankshares	80,192	2,592,607
Union Bankshares, Inc.	4,097	185,307
United Bankshares	104,495	3,786,899
United Community Banks	81,456	2,030,698
United Security Bancshares	12,531	132,829
Unity Bancorp	7,800	147,264
Univest Corp. of Pennsylvania	33,020	807,669
Valley National Bancorp	336,999	3,228,450
Veritex Holdings	45,282	1,096,730
Washington Trust Bancorp	17,175	826,976
WesBanco	54,263	2,156,954
West Bancorporation	17,396	359,749
Westamerica Bancorporation	26,681	1,648,886
		191,559,626
Beverages–0.31%
†Boston Beer Class A	8,561	2,523,183

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
†Castle Brands	76,100	$ 53,004
†Celsius Holdings	27,700	118,002
Coca-Cola Bottling Consolidated	4,813	1,385,326
†Craft Brew Alliance	13,650	190,827
MGP Ingredients	13,500	1,041,525
National Beverage	13,367	771,677
†Primo Water	38,100	589,026
		6,672,570
Biotechnology–6.61%
†Abeona Therapeutics	31,800	234,048
†ACADIA Pharmaceuticals	117,000	3,141,450
†Acceleron Pharma	44,700	2,081,679
†Achaogen	35,500	16,199
†Achillion Pharmaceuticals	156,527	463,320
†Acorda Therapeutics	49,771	661,457
†Adamas Pharmaceuticals	23,000	163,530
†ADMA Biologics	23,400	88,686
†Aduro Biotech	67,300	267,854
†Adverum Biotechnologies	58,800	308,112
†Aeglea BioTherapeutics	18,500	148,925
†Agenus	107,400	318,978
†AgeX Therapeutics	8,526	34,530
†Aimmune Therapeutics	44,800	1,001,280
†Akcea Therapeutics	12,400	351,292
†Akebia Therapeutics	94,486	773,840
†Albireo Pharma	9,800	315,658
†Alder Biopharmaceuticals	58,800	802,620
†Aldeyra Therapeutics	26,100	235,683
†Allakos	9,600	388,800
†Allena Pharmaceuticals	13,300	93,366
†Allogene Therapeutics	21,500	621,565
†AMAG Pharmaceuticals	39,329	506,558
†Amicus Therapeutics	197,000	2,679,200
†AnaptysBio	21,800	1,592,490
†Anika Therapeutics	16,595	501,833
†Apellis Pharmaceuticals	41,400	807,300
†Aptinyx	13,400	54,270
†Arbutus Biopharma	38,900	139,262
†Arcus Biosciences	37,600	469,624
†Ardelyx	43,600	122,080
†Arena Pharmaceuticals	51,574	2,312,062
†ArQule	104,772	501,858
†Array BioPharma	215,833	5,262,009
†Arrowhead Pharmaceuticals	90,000	1,651,500
†Assembly Biosciences	24,500	482,405
†Atara Biotherapeutics	43,300	1,721,175
†Athenex	50,600	619,850
†Athersys	116,300	174,450
†Audentes Therapeutics	38,200	1,490,564
†AVEO Pharmaceuticals	112,200	92,015
†Avid Bioservices	57,500	244,375
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Avrobio	6,200	$ 136,710
†Bellicum Pharmaceuticals	42,600	143,562
†BioCryst Pharmaceuticals	111,003	903,564
†Biohaven Pharmaceutical Holding	29,200	1,502,924
†BioSpecifics Technologies	6,616	412,375
†BioTime	85,268	111,701
†Blueprint Medicines	43,198	3,458,000
†Calithera Biosciences	31,700	213,658
†Calyxt	6,000	105,540
†Cara Therapeutics	37,700	739,674
†CareDx	35,900	1,131,568
†CASI Pharmaceuticals	50,700	145,509
†Catalyst Biosciences	14,400	116,784
†Catalyst Pharmaceuticals	98,800	503,880
†Celcuity	5,332	116,824
†Cellular Biomedicine Group	12,900	223,170
†ChemoCentryx	26,245	364,543
†Chimerix	45,100	94,710
†Clovis Oncology	49,035	1,217,049
†Cohbar	24,700	80,522
†Coherus Biosciences	52,405	714,804
†Concert Pharmaceuticals	26,602	321,086
†Constellation Pharmaceuticals	9,594	129,999
†Corbus Pharmaceuticals Holdings	59,092	410,689
†Corvus Pharmaceuticals	13,500	54,270
†Crinetics Pharmaceuticals	8,368	190,456
†CTI BioPharma	55,800	54,137
†Cue Biopharma	19,500	150,735
†Cytokinetics	56,966	460,855
†CytomX Therapeutics	50,900	547,175
†Deciphera Pharmaceuticals	10,787	250,366
†Denali Therapeutics	46,500	1,079,730
†Dicerna Pharmaceuticals	62,200	911,230
†Dynavax Technologies	71,215	520,582
†Eagle Pharmaceuticals	12,300	621,027
†Editas Medicine	51,438	1,257,659
†Eidos Therapeutics	9,900	232,155
†Emergent BioSolutions	47,348	2,392,021
†Enanta Pharmaceuticals	17,300	1,652,496
†Epizyme	60,100	744,639
†Equillium	8,600	68,800
†Esperion Therapeutics	23,400	939,510
†Evelo Biosciences	17,900	143,200
†Fate Therapeutics	61,854	1,086,775
†Fennec Pharmaceuticals	13,500	65,475
†FibroGen	79,500	4,320,825
†Five Prime Therapeutics	39,900	534,660
†Flexion Therapeutics	39,200	489,216
†Fortress Biotech	29,600	52,688

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Forty Seven	7,300	$ 117,968
†G1 Therapeutics	26,689	443,037
†Genomic Health	21,677	1,518,474
†Geron	173,394	287,834
†Global Blood Therapeutics	56,100	2,969,373
†GlycoMimetics	40,400	503,384
†Gossamer Bio	11,600	251,372
†Gritstone Oncology	9,600	127,680
†GTx	5,800	6,960
†Halozyme Therapeutics	129,543	2,085,642
†Heron Therapeutics	71,392	1,744,821
†Homology Medicines	20,600	571,238
†Idera Pharmaceuticals	19,471	49,651
†Immune Design	34,900	204,165
†ImmunoGen	163,493	443,066
†Immunomedics	153,021	2,939,533
†Inovio Pharmaceuticals	100,200	373,746
†Insmed	79,600	2,313,972
†Insys Therapeutics	26,500	122,430
†Intellia Therapeutics	38,600	659,288
†Intercept Pharmaceuticals	22,800	2,550,408
†Intrexon	84,300	443,418
†Invitae	67,500	1,580,850
†Iovance Biotherapeutics	108,600	1,032,786
†Ironwood Pharmaceuticals	145,872	1,973,648
†Jounce Therapeutics	16,200	100,440
†Kadmon Holdings	101,478	267,902
†Karyopharm Therapeutics	56,500	329,960
†Kezar Life Sciences	6,100	108,214
†Kindred Biosciences	36,700	336,539
†Kiniksa Pharmaceuticals Class A	6,600	119,196
†Kodiak Sciences	13,400	87,502
†Kura Oncology	33,199	550,771
†La Jolla Pharmaceutical	22,300	143,389
†Lexicon Pharmaceuticals	51,616	286,985
†Ligand Pharmaceuticals Class B	21,565	2,710,936
†LogicBio Therapeutics	12,100	119,548
†MacroGenics	39,700	713,806
†Madrigal Pharmaceuticals	7,035	881,204
†Magenta Therapeutics	3,200	52,704
†MannKind	152,500	300,425
†MediciNova	46,900	388,332
†MeiraGTx Holdings	3,090	53,241
†Mersana Therapeutics	12,400	65,224
†Minerva Neurosciences	31,100	244,446
†Miragen Therapeutics	26,100	72,819
†Mirati Therapeutics	20,800	1,524,640
†Molecular Templates	8,600	49,966
†Momenta Pharmaceuticals	98,982	1,438,209
†Mustang Bio	20,000	68,200
†Myriad Genetics	72,800	2,416,960
†NantKwest	28,700	45,346
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Natera	37,800	$ 779,436
†Neon Therapeutics	6,410	41,409
†NewLink Genetics	32,947	63,588
†Novavax	433,236	238,670
†Nymox Pharmaceutical	24,780	48,817
†OPKO Health	364,000	950,040
†Organovo Holdings	119,000	118,048
†Ovid therapeutics	15,400	27,258
†Palatin Technologies	222,000	217,604
†PDL BioPharma	158,781	590,665
†Pfenex	27,000	166,860
†Pieris Pharmaceuticals	52,400	175,540
†PolarityTE	9,500	101,650
†Portola Pharmaceuticals	67,600	2,345,720
†Principia Biopharma	6,700	227,800
†Progenics Pharmaceuticals	99,698	462,599
†Proteostasis Therapeutics	32,900	41,454
†Prothena	47,000	570,110
†PTC Therapeutics	53,924	2,029,699
†Puma Biotechnology	29,800	1,155,942
†Ra Pharmaceuticals	13,500	302,400
†Radius Health	40,100	799,594
†Recro Pharma	18,000	105,480
†REGENXBIO	33,200	1,902,692
†Repligen	40,625	2,400,125
†Replimune Group	6,300	95,886
†Retrophin	46,200	1,045,506
†Rhythm Pharmaceuticals	17,788	487,569
†Rigel Pharmaceuticals	195,963	503,625
†Rocket Pharmaceuticals	22,000	385,880
†Rubius Therapeutics	33,000	597,300
†Sangamo Therapeutics	103,589	988,239
†Savara	29,200	215,204
†Scholar Rock Holding	5,900	110,861
†Selecta Biosciences	19,900	47,163
†Seres Therapeutics	20,900	143,583
†Solid Biosciences	14,400	132,480
†Sorrento Therapeutics	111,300	528,675
†Spark Therapeutics	32,800	3,735,264
†Spectrum Pharmaceuticals	103,125	1,102,406
†Spero Therapeutics	7,400	94,794
†Spring Bank Pharmaceuticals	14,000	146,860
†Stemline Therapeutics	34,100	438,185
†Surface Oncology	8,700	41,499
†Sutro Biopharma	9,200	104,788
†Syndax Pharmaceuticals	14,274	74,939
†Synlogic	17,900	135,861
†Syros Pharmaceuticals	26,400	241,296
†T2 Biosystems	31,804	83,645
†TG Therapeutics	74,000	594,960
†Tocagen	18,012	195,790
†Translate Bio	10,000	101,900
†Twist Bioscience	7,100	164,578

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Tyme Technologies	115,800	$ 203,808
†Ultragenyx Pharmaceutical	54,200	3,759,312
†UNITY Biotechnology	29,200	236,812
†Unum Therapeutics	25,900	113,701
†Vanda Pharmaceuticals	52,381	963,810
†Veracyte	28,200	705,564
†Verastem	69,570	205,927
†Vericel	43,600	763,436
†Viking Therapeutics	69,936	695,164
†Vital Therapies	34,400	6,780
†Voyager Therapeutics	22,600	432,564
†X4 Pharmaceuticals	386	6,720
†Xencor	48,100	1,493,986
†XOMA	7,580	93,840
†Y-mAbs Therapeutics	9,500	248,995
†Zafgen	31,000	84,940
†ZIOPHARM Oncology	155,717	599,511
		143,865,733
Building Products–1.16%
AAON	42,717	1,972,671
Advanced Drainage Systems	36,800	948,336
†American Woodmark	14,475	1,196,069
Apogee Enterprises	28,247	1,058,980
†Armstrong Flooring	23,000	312,800
†Builders FirstSource	116,666	1,556,324
Caesarstone	27,100	423,031
†Continental Building Products	38,000	942,020
†CSW Industrials	15,800	905,182
†Gibraltar Industries	32,791	1,331,643
Griffon	34,664	640,591
Insteel Industries	21,239	444,320
†JELD-WEN Holding	70,000	1,236,200
†Masonite International	27,088	1,351,420
†NCI Building Systems	44,191	272,217
†Patrick Industries	23,571	1,068,238
†PGT Innovations	57,295	793,536
Quanex Building Products	32,152	510,895
Simpson Manufacturing	43,089	2,553,885
†Trex	61,795	3,801,628
Universal Forest Products	62,110	1,856,468
		25,176,454
Capital Markets–1.23%
Artisan Partners Asset Management Class A	49,400	1,243,398
†Ashford	500	27,765
Associated Capital Group Class A	3,251	128,610
B. Riley Financial	21,523	359,219
†Blucora	48,968	1,634,552
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
BrightSphere Investment Group	82,500	$ 1,118,700
Cohen & Steers	22,669	958,219
†Cowen Class A	32,908	476,837
Diamond Hill Investment Group	3,732	522,480
†Donnelley Financial Solutions	39,100	581,808
Federated Investors Class B	100,900	2,957,379
†Focus Financial Partners Class A	26,500	944,460
GAIN Capital Holdings	36,453	228,925
GAMCO Investors Class A	5,495	112,647
Greenhill & Co.	17,190	369,757
Hamilton Lane Class A	16,900	736,502
Houlihan Lokey	34,964	1,603,099
†INTL. FCStone	17,624	683,106
Ladenburg Thalmann Financial Services	105,508	298,588
Moelis & Co. Class A	46,200	1,922,382
Oppenheimer Holdings Class A	9,902	257,650
Piper Jaffray	14,668	1,068,270
PJT Partners Class A	20,300	848,540
Pzena Investment Management Class A	16,959	137,198
†Safeguard Scientifics	19,020	206,367
†Siebert Financial	10,000	118,100
Silvercrest Asset Management Group Class A	10,800	153,900
Stifel Financial	72,547	3,827,580
Value Line	100	2,469
Virtus Investment Partners	6,632	646,952
Waddell & Reed Financial Class A	80,100	1,384,929
Westwood Holdings Group	9,814	346,140
WisdomTree Investments	118,908	839,490
		26,746,018
Chemicals–1.98%
Advanced Emissions Solutions	18,900	218,484
†AdvanSix	30,600	874,242
†AgroFresh Solutions	34,700	115,898
American Vanguard	33,995	585,394
†Amyris	31,700	66,253
Balchem	33,409	3,100,355
Chase	8,239	762,437
†Ferro	85,887	1,625,841
†Flotek Industries	56,003	181,450
FutureFuel	30,208	404,787
†GCP Applied Technologies	74,600	2,208,160

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Hawkins	10,759	$ 396,254
HB Fuller	52,709	2,563,766
†Ingevity	44,353	4,684,120
Innophos Holdings	19,564	589,659
Innospec	25,104	2,092,418
†Intrepid Potash	118,000	447,220
†Koppers Holdings	22,360	580,913
†Kraton	31,741	1,021,425
Kronos Worldwide	28,189	395,210
†Livent	157,200	1,930,416
†LSB Industries	22,161	138,285
†Marrone Bio Innovations	67,300	102,969
Minerals Technologies	36,764	2,161,356
†OMNOVA Solutions	52,040	365,321
PolyOne	83,164	2,437,537
†PQ Group Holdings	42,400	643,208
Quaker Chemical	13,613	2,727,092
Rayonier Advanced Materials	58,300	790,548
Sensient Technologies	44,295	3,002,758
Stepan	20,970	1,835,294
†Trecora Resources	20,892	189,908
Tredegar	30,330	489,526
Trinseo	44,500	2,015,850
†Tronox Holdings Class A	95,800	1,259,770
Valhi	27,200	62,832
		43,066,956
Commercial Services & Supplies–2.40%
ABM Industries	68,823	2,501,716
ACCO Brands	105,424	902,429
†Advanced Disposal Services	75,100	2,102,800
Brady Class A	49,537	2,299,012
†BrightView Holdings	25,900	372,960
Brink's	52,560	3,963,549
†Casella Waste Systems Class A	41,034	1,459,169
†CECO Environmental	32,964	237,341
†Charah Solutions	6,100	39,040
†Cimpress	22,834	1,829,688
CompX International	338	4,945
Covanta Holding	121,900	2,110,089
Deluxe	47,940	2,095,937
Ennis	29,862	619,935
Healthcare Services Group	77,081	2,542,902
†Heritage-Crystal Clean	17,454	479,112
Herman Miller	61,787	2,173,667
HNI	44,875	1,628,514
Interface Class A	60,321	924,118
Kimball International Class B	41,602	588,252
Knoll	49,482	935,705
LSC Communications	34,300	223,979
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Matthews International Class A	32,010	$ 1,182,769
McGrath RentCorp	24,840	1,405,199
Mobile Mini	45,966	1,560,086
MSA Safety	35,564	3,677,318
Multi-Color	13,992	698,061
†NL Industries	5,036	19,540
†PICO Holdings	23,871	236,323
Pitney Bowes	193,500	1,329,345
Quad/Graphics	38,023	452,474
RR Donnelley & Sons	83,400	393,648
†SP Plus	22,497	767,598
Steelcase Class A	87,534	1,273,620
†Team	34,497	603,697
Tetra Tech	57,791	3,443,766
U.S. Ecology	22,513	1,260,278
UniFirst	15,867	2,435,584
Viad	20,913	1,177,193
VSE	8,966	283,146
		52,234,504
Communications Equipment–1.66%
†Acacia Communications	28,200	1,617,270
ADTRAN	55,048	754,157
†Aerohive Networks	33,922	153,667
†Applied Optoelectronics	22,400	273,280
†CalAmp	37,172	467,624
†Calix	52,331	402,949
†Casa Systems	27,596	229,047
†Ciena	150,196	5,608,319
†Clearfield	11,500	169,050
Comtech Telecommunications	26,375	612,427
†DASAN Zhone Solutions	4,900	52,381
†Digi International	28,543	361,640
†Extreme Networks	115,545	865,432
†Finisar	122,236	2,832,208
†Harmonic	97,288	527,301
†Infinera	172,741	749,696
InterDigital	35,988	2,374,488
†KVH Industries	21,275	216,792
†Lumentum Holdings	77,520	4,382,981
†NETGEAR	32,034	1,060,966
†NetScout Systems	77,756	2,182,611
Plantronics	34,251	1,579,314
†Quantenna Communications	39,200	953,736
†Ribbon Communications	65,002	334,760
†ViaSat	57,907	4,487,792
†Viavi Solutions	237,000	2,934,060
		36,183,948
Construction & Engineering–1.04%
†Aegion	36,928	648,825

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Ameresco Class A	22,821	$ 369,244
Argan	16,824	840,359
Comfort Systems USA	37,936	1,987,467
†Dycom Industries	31,129	1,430,066
EMCOR Group	59,796	4,369,892
Granite Construction	45,679	1,971,049
†Great Lakes Dredge & Dock	67,234	599,055
†HC2 Holdings	45,130	110,568
†IES Holdings	8,200	145,714
†Infrastructure and Energy Alternatives	19,800	103,752
KBR	146,900	2,804,321
†MasTec	66,078	3,178,352
†MYR Group	18,794	650,836
†Northwest Pipe	12,348	296,352
†NV5 Global	10,800	641,088
†Orion Group Holdings	28,617	83,561
Primoris Services	42,638	881,754
†Sterling Construction	31,900	399,388
†Tutor Perini	37,683	645,133
†Willscot	42,200	467,998
		22,624,774
Construction Materials–0.13%
†Forterra	21,000	88,620
†Summit Materials Class A	116,216	1,844,348
†U.S. Concrete	18,500	766,270
United States Lime & Minerals	2,087	160,949
		2,860,187
Consumer Finance–0.62%
†Curo Group Holdings	11,800	118,354
†Elevate Credit	20,000	86,800
†Encore Capital Group	26,363	717,864
†Enova International	32,823	749,021
†EZCORP Class A	58,819	548,193
FirstCash	45,424	3,929,176
†Green Dot Class A	50,302	3,050,816
†LendingClub	358,800	1,108,692
Nelnet Class A	19,038	1,048,423
†PRA Group	45,923	1,231,196
†Regional Management	11,343	276,996
†World Acceptance	6,201	726,323
		13,591,854
Containers & Packaging–0.11%
Greif Class A	26,100	1,076,625
Greif Class B	5,917	289,282
Myers Industries	40,597	694,615
†UFP Technologies	7,000	261,800
		2,322,322
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.10%
Core-Mark Holding	47,260	$ 1,754,764
†Funko Class A	11,800	256,296
Weyco Group	5,958	184,459
		2,195,519
Diversified Consumer Services–0.86%
†Adtalem Global Education	60,817	2,817,043
†American Public Education	18,660	562,039
†Career Education	69,568	1,149,263
Carriage Services	21,535	414,549
†Chegg	113,416	4,323,418
†Houghton Mifflin Harcourt	117,300	852,771
†K12	38,400	1,310,592
†Laureate Education Class A	97,700	1,462,569
†Regis	33,946	667,718
†Sotheby's	36,378	1,373,270
Strategic Education	21,735	2,854,023
†Weight Watchers International	43,300	872,495
		18,659,750
Diversified Financial Services–0.19%
Banco Latinoamericano de Comercio Exterior S.A.	35,358	704,331
†Cannae Holdings	71,200	1,727,312
FGL Holdings	150,600	1,185,222
Marlin Business Services	10,241	220,182
†On Deck Capital	60,600	328,452
		4,165,499
Diversified Telecommunication Services–0.54%
ATN International	11,892	670,590
†Cincinnati Bell	51,186	488,314
Cogent Communications Holdings	43,404	2,354,667
Consolidated Communications Holdings	79,855	871,218
†Frontier Communications	131,773	262,228
†Intelsat	56,900	891,054
†Iridium Communications	99,650	2,634,746
†Ooma	22,394	296,497
†ORBCOMM	83,894	568,801
†pdvWireless	9,900	348,084
†Vonage Holdings	229,586	2,305,044
		11,691,243
Electric Utilities–1.17%
ALLETE	53,873	4,429,977
El Paso Electric	42,136	2,478,440
IDACORP	52,876	5,263,277
MGE Energy	36,315	2,468,331

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Otter Tail	40,881	$ 2,036,691
PNM Resources	83,136	3,935,658
Portland General Electric	93,600	4,852,224
Spark Energy Class A	11,700	104,247
		25,568,845
Electrical Equipment–0.69%
Allied Motion Technologies	8,400	288,792
†Atkore International Group	39,600	852,588
AZZ	26,527	1,085,750
†Babcock & Wilcox Enterprises	41,720	17,155
Encore Wire	20,926	1,197,386
†Energous	24,800	157,232
EnerSys	43,922	2,861,957
†Enphase Energy	87,400	806,702
†FuelCell Energy	95,600	23,537
†Generac Holdings	63,290	3,242,347
†Plug Power	230,800	553,920
Powell Industries	9,308	247,127
Preformed Line Products	3,186	169,145
†Sunrun	99,700	1,401,782
†Thermon Group Holdings	32,803	804,002
†TPI Composites	15,500	443,610
†Vicor	20,071	622,602
†Vivint Solar	35,300	175,441
		14,951,075
Electronic Equipment, Instruments & Components–2.49%
†Anixter International	30,501	1,711,411
†Arlo Technologies	80,815	333,766
AVX	47,400	821,916
Badger Meter	29,522	1,642,604
Bel Fuse Class B	12,485	315,621
Belden	42,042	2,257,655
Benchmark Electronics	45,066	1,182,982
†Control4	30,300	512,979
CTS	33,411	981,281
Daktronics	37,661	280,574
†ePlus	13,758	1,218,133
†Fabrinet	37,356	1,955,960
†FARO Technologies	19,199	843,028
†Fitbit Class A	219,801	1,301,222
†II-VI	65,416	2,436,092
†Insight Enterprises	36,403	2,004,349
†Iteris	32,786	136,718
†Itron	35,100	1,637,415
KEMET	57,700	979,169
†Kimball Electronics	30,275	468,960
†Knowles	90,006	1,586,806
†Maxwell Technologies	44,100	197,127
Mesa Laboratories	3,830	882,815
Methode Electronics	36,866	1,061,003
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
MTS Systems	18,257	$ 994,276
†Napco Security Technologies	12,000	248,880
†nLight	26,700	594,876
†Novanta	34,063	2,886,158
†OSI Systems	17,368	1,521,437
†PAR Technology	12,900	315,534
Park Electrochemical	22,688	356,202
PC Connection	11,324	415,251
†Plexus	32,363	1,972,525
†Rogers	19,152	3,042,870
†Sanmina	70,395	2,030,896
†ScanSource	25,637	918,317
SYNNEX	43,436	4,143,360
†Tech Data	38,600	3,953,026
†TTM Technologies	96,050	1,126,667
Vishay Intertechnology	138,121	2,551,095
†Vishay Precision Group	10,872	371,931
		54,192,887
Energy Equipment & Services–1.38%
Archrock	130,602	1,277,288
†Basic Energy Services	18,900	71,820
†Bristow Group	32,791	36,398
†C&J Energy Services	65,000	1,008,800
†Cactus Class A	39,100	1,391,960
†CARBO Ceramics	21,100	73,850
†Covia Holdings	30,880	172,619
†Dawson Geophysical	24,100	70,613
†Diamond Offshore Drilling	74,000	776,260
DMC Global	16,500	819,060
†Dril-Quip	36,800	1,687,280
†Era Group	21,219	244,867
†Exterran	37,600	633,560
†Forum Energy Technologies	95,746	489,262
†Frank's International	86,200	535,302
†FTS International	40,500	405,000
†Helix Energy Solutions Group	143,756	1,137,110
†Independence Contract Drilling	49,107	136,026
†ION Geophysical	11,700	168,948
†Keane Group	51,600	561,924
†Key Energy Services	8,500	34,510
†KLX Energy Services Holdings	23,320	586,265
Liberty Oilfield Services Class A	50,600	778,734
Mammoth Energy Services	14,700	244,755
†Matrix Service	30,807	603,201
†McDermott International	185,289	1,378,550
†Natural Gas Services Group	12,589	217,916

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†NCS Multistage Holdings	8,600	$ 44,548
†Newpark Resources	90,041	824,776
†Nine Energy Service	17,600	398,640
†Noble	280,200	804,174
†Oceaneering International	102,000	1,608,540
†Oil States International	60,900	1,032,864
†Pioneer Energy Services	77,783	137,676
†Profire Energy	28,700	51,373
†ProPetro Holding	73,000	1,645,420
†Quintana Energy Services	3,909	16,887
†RigNet	14,363	140,326
†Rowan Class A	131,600	1,419,964
†SEACOR Holdings	19,600	828,688
†SEACOR Marine Holdings	16,964	225,791
†Select Energy Services Class A	44,400	533,688
†Smart Sand	19,900	88,555
Solaris Oilfield Infrastructure Class A	31,800	522,792
†Superior Energy Services	176,300	823,321
†TETRA Technologies	152,342	356,480
†Tidewater	30,811	714,507
U.S. Silica Holdings	80,283	1,393,713
†Unit	59,300	844,432
		29,999,033
Entertainment–0.50%
AMC Entertainment Holdings Class A	59,190	878,971
†Eros International	42,700	390,278
†Glu Mobile	113,932	1,246,416
†IMAX	55,100	1,249,668
†Liberty Media-Liberty Braves Class A	12,600	352,044
†Liberty Media-Liberty Braves Class C	36,400	1,010,828
†LiveXLive Media	37,000	199,060
Marcus	21,934	878,457
†Reading International Class A	20,240	323,030
†Rosetta Stone	23,600	515,660
World Wrestling Entertainment Class A	44,910	3,897,290
		10,941,702
Equity Real Estate Investment Trusts–6.77%
Acadia Realty Trust	83,715	2,282,908
Agree Realty	34,766	2,410,674
Alexander & Baldwin	70,508	1,793,724
Alexander's	2,176	818,546
American Assets Trust	39,773	1,823,990
Americold Realty Trust	133,800	4,082,238
Armada Hoffler Properties	55,500	865,245
Ashford Hospitality Trust	102,798	488,291
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Bluerock Residential Growth REIT	25,100	$ 270,578
Braemar Hotels & Resorts	28,354	346,202
BRT Apartments	10,000	138,800
CareTrust REIT	86,271	2,023,918
CatchMark Timber Trust Class A	58,100	570,542
CBL & Associates Properties	199,400	309,070
Cedar Realty Trust	110,661	376,247
Chatham Lodging Trust	51,731	995,304
Chesapeake Lodging Trust	61,415	1,707,951
City Office REIT	45,500	514,605
Clipper Realty	14,900	199,511
Community Healthcare Trust	20,200	724,978
CoreCivic	123,600	2,404,020
CorEnergy Infrastructure Trust	14,120	518,910
CorePoint Lodging	47,750	533,368
Cousins Properties	439,705	4,247,550
DiamondRock Hospitality	215,374	2,332,500
Easterly Government Properties	62,000	1,116,620
EastGroup Properties	36,788	4,107,012
Essential Properties Realty Trust	41,200	804,224
Farmland Partners	33,900	216,960
First Industrial Realty Trust	130,306	4,607,620
Four Corners Property Trust	70,200	2,077,920
Franklin Street Properties	118,827	854,366
Front Yard Residential	57,200	530,244
GEO Group	125,226	2,404,339
Getty Realty	33,464	1,071,852
Gladstone Commercial	32,605	677,206
Gladstone Land	14,900	188,485
Global Medical REIT	20,400	200,328
Global Net Lease	74,629	1,410,488
Hannon Armstrong Sustainable Infrastructure Capital	62,400	1,599,936
Healthcare Realty Trust	129,584	4,160,942
Hersha Hospitality Trust	35,741	612,601
Independence Realty Trust	88,756	957,677
Industrial Logistics Properties Trust	66,489	1,341,083
†InfraREIT	45,100	945,747
Innovative Industrial Properties	9,300	759,717
Investors Real Estate Trust	13,746	823,523
iStar	74,470	627,037
Jernigan Capital	21,200	446,048

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Kite Realty Group Trust	85,054	$ 1,360,014
Lexington Realty Trust	219,786	1,991,261
LTC Properties	40,673	1,862,823
Mack-Cali Realty	93,800	2,082,360
MedEquities Realty Trust	30,400	338,352
Monmouth Real Estate Investment	89,489	1,179,465
National Health Investors	42,634	3,348,901
National Storage Affiliates Trust	58,450	1,666,410
New Senior Investment Group	81,700	445,265
NexPoint Residential Trust	18,500	709,290
NorthStar Realty Europe	44,400	770,784
Office Properties Income Trust	49,040	1,355,466
One Liberty Properties	17,045	494,305
Pebblebrook Hotel Trust	134,760	4,185,646
Pennsylvania Real Estate Investment Trust	79,199	498,162
Physicians Realty Trust	190,600	3,585,186
Piedmont Office Realty Trust Class A	133,400	2,781,390
PotlatchDeltic	68,906	2,603,958
Preferred Apartment Communities Class A	45,800	678,756
PS Business Parks	20,762	3,256,105
QTS Realty Trust Class A	52,900	2,379,971
Retail Opportunity Investments	116,467	2,019,538
Rexford Industrial Realty	96,300	3,448,503
RLJ Lodging Trust	181,455	3,188,164
RPT Realty	80,905	971,669
Ryman Hospitality Properties	46,706	3,841,101
Sabra Health Care REIT	185,577	3,613,184
Safehold	11,400	248,634
Saul Centers	13,566	696,885
Seritage Growth Properties Class A	33,700	1,497,628
Spirit MTA REIT	45,500	295,295
STAG Industrial	101,934	3,022,343
Summit Hotel Properties	106,073	1,210,293
Sunstone Hotel Investors	238,292	3,431,405
Tanger Factory Outlet Centers	95,300	1,999,394
Terreno Realty	60,434	2,540,645
Tier REIT	55,200	1,582,032
UMH Properties	38,867	547,247
Universal Health Realty Income Trust	13,073	989,757
Urban Edge Properties	113,600	2,158,400
Urstadt Biddle Properties Class A	33,917	700,047
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Washington Prime Group	190,800	$ 1,078,020
Washington Real Estate Investment Trust	83,175	2,360,507
Whitestone REIT	43,971	528,531
Xenia Hotels & Resorts	117,104	2,565,749
		147,430,486
Food & Staples Retailing–0.66%
Andersons	27,763	894,802
†BJ's Wholesale Club Holdings	132,000	3,616,800
†Chefs' Warehouse	24,695	766,780
Ingles Markets Class A	16,531	456,586
†Natural Grocers by Vitamin Cottage	9,189	109,809
†Performance Food Group	106,500	4,221,660
PriceSmart	22,832	1,344,348
†Rite Aid	1,192,101	756,984
†Smart & Final Stores	23,000	113,620
SpartanNash	40,758	646,829
†United Natural Foods	57,599	761,459
Village Super Market Class A	10,513	287,320
Weis Markets	11,100	452,991
		14,429,988
Food Products–1.11%
Alico	4,363	118,717
B&G Foods Class A	67,914	1,658,460
Calavo Growers	16,354	1,371,283
Cal-Maine Foods	32,130	1,433,962
†Darling Ingredients	171,159	3,705,592
Dean Foods	107,055	324,377
†Farmer Brothers	10,801	216,128
Fresh Del Monte Produce	34,456	931,346
†Freshpet	26,800	1,133,372
†Hostess Brands	101,200	1,265,000
J&J Snack Foods	15,587	2,475,839
John B Sanfilippo & Son	10,002	718,844
Lancaster Colony	19,654	3,079,585
†Landec	29,706	364,790
Limoneira	17,745	417,540
Sanderson Farms	21,190	2,793,689
†Seneca Foods Class A	8,188	201,425
†Simply Good Foods	61,900	1,274,521
Tootsie Roll Industries	16,822	626,457
		24,110,927
Gas Utilities–1.15%
Chesapeake Utilities	16,265	1,483,531
New Jersey Resources	91,197	4,540,699
Northwest Natural Holding	29,619	1,943,895
ONE Gas	54,546	4,856,230
RGC Resources	9,085	240,843

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
South Jersey Industries	97,104	$ 3,114,125
Southwest Gas Holdings	54,922	4,517,884
Spire	51,520	4,239,581
		24,936,788
Health Care Equipment & Supplies–3.52%
†Accuray	99,918	476,609
†AngioDynamics	41,492	948,507
†Antares Pharma	168,700	511,161
†AtriCure	37,703	1,010,063
Atrion	1,467	1,289,024
†Avanos Medical	48,700	2,078,516
†AxoGen	38,400	808,704
†Axonics Modulation Technologies	9,800	234,710
†Cardiovascular Systems	34,882	1,348,538
†Cerus	134,783	839,698
CONMED	26,122	2,172,828
†CryoLife	36,410	1,062,080
†CryoPort	26,700	344,964
†Cutera	13,200	233,112
†CytoSorbents	30,500	230,885
†ElectroCore	6,200	43,400
†Endologix	8,493	56,139
†FONAR	6,100	124,867
†GenMark Diagnostics	61,900	438,871
†Glaukos	35,400	2,774,298
†Globus Medical Class A	75,874	3,748,934
†Haemonetics	54,336	4,753,313
†Helius Medical Technologies	18,100	120,546
†Heska	7,600	646,912
†Inogen	18,500	1,764,345
†Integer Holdings	32,425	2,445,493
†IntriCon	9,400	235,752
Invacare	41,139	344,333
†iRadimed	4,700	132,023
†iRhythm Technologies	25,050	1,877,748
†Lantheus Holdings	37,700	922,896
LeMaitre Vascular	18,498	573,438
†LivaNova	50,996	4,959,361
Meridian Bioscience	47,375	834,274
†Merit Medical Systems	55,541	3,434,100
†Natus Medical	36,463	925,431
†Neogen	52,425	3,008,671
†Neuronetics	6,139	93,620
†Nevro	30,000	1,875,300
†Novocure	76,865	3,702,587
†NuVasive	53,637	3,046,045
†Nuvectra	20,700	227,907
†OraSure Technologies	68,706	766,072
†Orthofix Medical	17,803	1,004,267
†OrthoPediatrics	7,105	314,254
†Oxford Immunotec Global	24,800	427,304
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Pulse Biosciences	10,700	$ 188,213
†Quidel	35,525	2,325,822
†Rockwell Medical	55,635	316,563
†RTI Surgical	69,600	418,296
†SeaSpine Holdings	15,740	237,359
†Senseonics Holdings	86,700	212,415
†SI-BONE	10,900	205,356
†Sientra	24,500	210,210
†STAAR Surgical	45,499	1,555,611
†Surmodics	14,765	641,982
†Tactile Systems Technology	18,100	954,232
†Tandem Diabetes Care	53,200	3,378,200
†TransEnterix	186,800	444,584
Utah Medical Products	3,615	319,024
†Vapotherm	6,300	123,795
†Varex Imaging	39,200	1,328,096
†ViewRay	74,400	549,816
†Wright Medical Group	129,944	4,086,739
		76,708,213
Health Care Providers & Services–1.79%
†AAC Holdings	13,400	24,656
†Addus HomeCare	10,800	686,772
†Amedisys	27,916	3,440,926
†American Renal Associates Holdings	14,500	89,030
†AMN Healthcare Services	47,974	2,259,096
†Apollo Medical Holdings	3,400	62,288
†BioScrip	146,931	293,862
†BioTelemetry	34,203	2,141,792
†Brookdale Senior Living	191,900	1,262,702
†Capital Senior Living	24,410	97,396
†Community Health Systems	104,000	387,920
†CorVel	10,286	671,059
†Cross Country Healthcare	36,717	258,121
†Diplomat Pharmacy	64,600	375,326
Ensign Group	51,833	2,653,331
†Genesis Healthcare	53,778	77,440
†Guardant Health	14,800	1,135,160
†HealthEquity	56,600	4,187,268
†LHC Group	30,704	3,403,845
†Magellan Health	25,395	1,674,038
National HealthCare	12,375	939,015
National Research Class A	12,837	495,508
Owens & Minor	71,454	292,961
Patterson	84,900	1,855,065
†PetIQ	18,900	593,649
†Providence Service	12,733	848,273
†Quorum Health	33,200	46,480
†R1 RCM	104,964	1,015,002
†RadNet	46,100	571,179
†Select Medical Holdings	111,967	1,577,615
†Surgery Partners	19,400	218,832

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Tenet Healthcare	86,992	$ 2,508,849
†Tivity Health	51,728	908,344
†Triple-S Management Class B	21,938	500,625
U.S. Physical Therapy	12,849	1,349,531
		38,902,956
Health Care Technology–1.08%
†Allscripts Healthcare Solutions	180,500	1,721,970
†Castlight Health Class B	83,200	312,000
Computer Programs & Systems	14,149	420,084
†Evolent Health Class A	76,800	966,144
†HealthStream	29,645	831,839
†HMS Holdings	86,320	2,555,935
†Inovalon Holdings Class A	70,100	871,343
†Inspire Medical Systems	12,000	681,360
†Medidata Solutions	60,334	4,418,862
†NantHealth	13,700	12,604
†NextGen Healthcare	60,328	1,015,320
†Omnicell	40,425	3,267,957
Simulations Plus	11,900	251,209
†Tabula Rasa HealthCare	19,700	1,111,474
†Teladoc Health	70,056	3,895,114
†Vocera Communications	33,640	1,064,033
		23,397,248
Hotels, Restaurants & Leisure–2.92%
BBX Capital	77,500	458,800
†Belmond Class A	93,097	2,320,908
†Biglari Holdings Class A	88	64,718
†Biglari Holdings Class B	885	125,104
BJ's Restaurants	21,059	995,669
Bloomin' Brands	85,852	1,755,673
Bluegreen Vacations	8,200	121,852
Boyd Gaming	85,659	2,343,630
Brinker International	40,000	1,775,200
†Carrols Restaurant Group	41,165	410,415
†Century Casinos	27,600	250,056
Cheesecake Factory	43,874	2,146,316
Churchill Downs	36,883	3,329,060
†Chuy's Holdings	19,832	451,575
Cracker Barrel Old Country Store	20,062	3,242,220
Dave & Buster's Entertainment	41,300	2,059,631
†Del Frisco's Restaurant Group	34,687	222,344
†Del Taco Restaurants	33,400	336,004
†Denny's	62,356	1,144,233
Dine Brands Global	17,332	1,582,238
†Drive Shack	64,700	290,503
†El Pollo Loco Holdings	25,500	331,755
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Eldorado Resorts	68,700	$ 3,207,603
†Empire Resorts	4,339	43,607
†Fiesta Restaurant Group	25,957	340,296
†Golden Entertainment	21,700	307,272
†Habit Restaurants Class A	22,300	241,286
International Speedway Class A	24,718	1,078,446
†J Alexander's Holdings	13,071	128,357
Jack in the Box	26,415	2,141,200
†Lindblad Expeditions Holdings	21,600	329,400
Marriott Vacations Worldwide	40,657	3,801,429
†Monarch Casino & Resort	13,184	579,041
Nathan's Famous	3,102	212,177
†Noodles & Co.	14,400	97,920
Papa John's International	22,722	1,203,130
†Penn National Gaming	114,403	2,299,500
†Planet Fitness Class A	92,700	6,370,344
†PlayAGS	25,600	612,608
†Potbelly	24,300	206,793
RCI Hospitality Holdings	9,600	220,512
†Red Lion Hotels	20,100	162,408
†Red Robin Gourmet Burgers	15,222	438,546
Red Rock Resorts Class A	72,000	1,861,200
Ruth's Hospitality Group	33,008	844,675
†Scientific Games Class A	57,352	1,171,128
†SeaWorld Entertainment	56,600	1,458,016
†Shake Shack Class A	25,300	1,496,495
Speedway Motorsports	11,161	161,500
Texas Roadhouse	70,870	4,407,405
†Town Sports International Holdings	16,600	79,016
Wingstop	30,100	2,288,503
		63,547,717
Household Durables–1.59%
Bassett Furniture Industries	10,800	177,228
†Beazer Homes USA	34,019	391,559
†Cavco Industries	8,726	1,025,567
†Century Communities	30,338	727,202
Ethan Allen Interiors	28,032	536,252
Flexsteel Industries	9,132	211,771
†GoPro Class A	130,300	846,950
†Green Brick Partners	27,182	237,842
Hamilton Beach Brands Holding Class A	7,284	156,315
†Helen of Troy	27,598	3,200,264
Hooker Furniture	13,900	400,737
†Hovnanian Enterprises Class A	4,551	49,920

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Installed Building Products	22,418	$ 1,087,273
†iRobot	28,122	3,309,678
KB Home	89,036	2,152,000
La-Z-Boy	48,233	1,591,207
†LGI Homes	18,900	1,138,536
Lifetime Brands	10,224	96,617
†Lovesac	7,200	200,232
†M/I Homes	27,274	726,034
MDC Holdings	50,385	1,464,188
†Meritage Homes	39,384	1,760,859
†New Home	11,300	53,788
†Purple Innovation	4,511	20,931
†Roku	45,200	2,915,852
Skyline Champion	33,634	639,046
†Sonos	16,336	168,097
†Taylor Morrison Home Class A	121,300	2,153,075
†TopBuild	36,800	2,385,376
†TRI Pointe Group	146,652	1,853,681
Tupperware Brands	50,200	1,284,116
†Turtle Beach	8,900	101,104
†Universal Electronics	15,911	591,094
†Vuzix	26,900	82,314
†William Lyon Homes Class A	37,600	577,912
†ZAGG	32,709	296,671
		34,611,288
Household Products–0.17%
†Central Garden & Pet	11,000	281,160
†Central Garden & Pet Class A	41,522	965,386
Oil-Dri Corp. of America	4,654	144,926
WD-40	14,238	2,412,487
		3,803,959
Independent Power and Renewable Electricity Producers–0.33%
†Atlantic Power	123,333	310,799
Clearway Energy Class A	38,400	558,336
Clearway Energy Class C	75,300	1,137,783
Ormat Technologies	41,360	2,281,004
Pattern Energy Group Class A	83,600	1,839,200
TerraForm Power Class A	74,464	1,023,136
		7,150,258
Industrial Conglomerates–0.07%
Raven Industries	36,951	1,417,810
		1,417,810
Insurance–2.55%
†Ambac Financial Group	46,100	835,332
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American Equity Investment Life Holding	93,355	$ 2,522,452
AMERISAFE	19,599	1,164,181
Argo Group International Holdings	33,667	2,378,910
†Citizens	58,063	387,280
CNO Financial Group	171,212	2,770,210
Crawford & Co. Class B	10,379	94,760
Donegal Group Class A	9,246	124,359
†eHealth	19,219	1,198,112
EMC Insurance Group	9,983	318,258
Employers Holdings	33,127	1,328,724
†Enstar Group	12,511	2,176,914
FBL Financial Group Class A	11,274	707,105
FedNat Holding	12,700	203,708
†Genworth Financial Class A	522,900	2,002,707
Global Indemnity	8,737	265,430
Goosehead Insurance Class A	10,700	298,316
†Greenlight Capital Re Class A	30,357	329,981
†Hallmark Financial Services	14,658	152,443
HCI Group	8,307	354,958
†Health Insurance Innovations Class A	15,300	410,346
Heritage Insurance Holdings	22,000	321,200
Horace Mann Educators	42,531	1,497,517
Independence Holding	6,117	215,624
Investors Title	1,453	229,429
James River Group Holdings	26,500	1,062,120
Kemper	55,125	4,197,217
Kingstone Companies	9,520	140,325
Kinsale Capital Group	20,100	1,378,257
Maiden Holdings	70,795	52,579
†MBIA	90,184	858,552
National General Holdings	66,900	1,587,537
National Western Life Group Class A	2,616	686,622
Navigators Group	21,332	1,490,467
†NI Holdings	10,200	163,200
Primerica	45,215	5,523,012
ProAssurance	55,100	1,907,011
Protective Insurance Class B	9,811	181,700
RLI	40,834	2,929,840
Safety Insurance Group	15,099	1,315,727
Selective Insurance Group	60,607	3,835,211
State Auto Financial	19,195	631,899

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Stewart Information Services	23,939	$ 1,021,956
†Third Point Reinsurance	75,300	781,614
Tiptree Financial Class A	25,046	158,541
†Trupanion	28,782	942,323
United Fire Group	21,521	940,683
United Insurance Holdings	21,400	340,260
Universal Insurance Holdings	32,303	1,001,393
		55,416,302
Interactive Media & Services–0.46%
†Care.com	23,200	458,432
†Cargurus	51,900	2,079,114
†Cars.com	71,400	1,627,920
†πCobalt International Energy	1	0
πCorium International	27,200	4,896
†Liberty TripAdvisor Holdings Class A	74,275	1,053,962
†Meet Group	76,300	383,789
†QuinStreet	51,711	692,411
†Travelzoo	6,200	83,080
†TrueCar	105,000	697,200
†Yelp	84,600	2,918,700
		9,999,504
Internet & Direct Marketing Retail–0.90%
†1-800-Flowers.com Class A	31,764	579,058
†Duluth Holdings Class B	8,300	197,872
†Etsy	125,400	8,429,388
†Gaia	11,361	103,953
†Groupon	460,100	1,633,355
†Lands' End	14,100	234,201
†Leaf Group	15,560	124,791
†Liberty Expedia Holdings Class A	56,688	2,426,246
†Liquidity Services	32,273	248,825
†Overstock.com	27,197	452,014
PetMed Express	23,209	528,701
†Quotient Technology	90,400	892,248
†Remark Holdings	31,800	58,830
†Shutterfly	34,572	1,405,006
Shutterstock	19,152	893,058
†Stamps.com	18,138	1,476,615
		19,684,161
IT Services–2.10%
†Brightcove	43,686	367,399
†CACI International Class A	25,712	4,680,098
†Carbonite	35,670	884,973
†Cardtronics Class A	40,740	1,449,529
Cass Information Systems	16,315	771,700
CSG Systems International	34,188	1,446,152
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Endurance International Group Holdings	81,500	$ 590,875
†Everi Holdings	76,800	807,936
EVERTEC	63,000	1,752,030
†Evo Payments Class A	24,000	697,200
†Exela Technologies	52,100	174,014
†ExlService Holdings	34,648	2,079,573
†GTT Communications	43,700	1,516,390
Hackett Group	28,176	445,181
†I3 Verticals Class A	7,891	189,542
†Information Services Group	32,302	120,486
†Internap	33,125	164,300
†Limelight Networks	131,049	423,288
†LiveRamp Holdings	70,272	3,834,743
ManTech International Class A	27,317	1,475,664
MAXIMUS	66,874	4,746,717
†MoneyGram International	30,729	62,687
NIC	65,847	1,125,325
†Perficient	32,925	901,816
Perspecta	149,800	3,028,956
†PFSweb	17,400	90,654
Presidio	42,600	630,480
†PRGX Global	23,300	184,536
Science Applications International	52,772	4,060,805
†ServiceSource International	81,160	74,781
†Sykes Enterprises	40,577	1,147,518
Travelport Worldwide	130,100	2,046,473
TTEC Holdings	16,660	603,592
†Tucows Class A	10,400	844,272
†Unisys	57,754	673,989
†Virtusa	29,249	1,563,359
		45,657,033
Leisure Products–0.34%
Acushnet Holdings	35,100	812,214
†American Outdoor Brands	61,332	572,841
Callaway Golf	97,127	1,547,233
Clarus	21,400	274,134
Escalade	13,703	153,063
Johnson Outdoors Class A	5,086	362,937
†Malibu Boats Class A	20,900	827,222
Marine Products	7,736	104,204
†Mastercraft Boat Holgings	21,700	489,769
†Nautilus	35,700	198,492
Sturm Ruger & Co.	17,114	907,384
†Vista Outdoor	65,500	524,655
†YETI Holdings	20,500	620,125
		7,394,273

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.59%
†Accelerate Diagnostics	25,921	$ 544,859
†Cambrex	34,546	1,342,112
†ChromaDex	44,900	188,131
†Codexis	51,900	1,065,507
†Enzo Biochem	41,515	113,336
†Fluidigm	24,766	329,140
†Harvard Bioscience	39,800	171,538
Luminex	42,407	975,785
†Medpace Holdings	22,300	1,315,031
†NanoString Technologies	25,300	605,429
†NeoGenomics	83,765	1,713,832
†Pacific Biosciences of California	139,698	1,010,017
†Quanterix	8,600	222,138
†Syneos Health	64,599	3,343,644
		12,940,499
Machinery–3.58%
Actuant Class A	62,914	1,533,214
Alamo Group	9,835	982,910
Albany International Class A	29,843	2,136,460
Altra Industrial Motion	62,178	1,930,627
Astec Industries	23,047	870,255
Barnes Group	49,754	2,557,853
†Blue Bird	14,892	252,122
Briggs & Stratton	47,814	565,640
†Chart Industries	32,074	2,903,338
†CIRCOR International	18,827	613,760
Columbus McKinnon	22,608	776,585
†Commercial Vehicle Group	30,800	236,236
Douglas Dynamics	22,649	862,247
Eastern	5,400	148,608
†Energy Recovery	37,400	326,502
EnPro Industries	21,009	1,354,030
ESCO Technologies	26,338	1,765,436
†Evoqua Water Technologies	77,400	973,692
Federal Signal	61,307	1,593,369
Franklin Electric	48,240	2,464,582
†FreightCar America	11,144	68,647
†Gencor Industries	11,730	144,983
Global Brass & Copper Holdings	21,900	754,236
Gorman-Rupp	20,282	688,371
Graham	10,262	201,443
Greenbrier	32,501	1,047,507
†Harsco	83,300	1,679,328
Hillenbrand	65,436	2,717,557
Hurco	6,369	256,862
Hyster-Yale Materials Handling	11,866	739,964
John Bean Technologies	32,592	2,994,879
Kadant	11,099	976,268
Kennametal	84,900	3,120,075
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†LB Foster Class A	9,908	$ 186,469
Lindsay	10,907	1,055,688
†Lydall	18,102	424,673
†Manitex International	16,500	126,225
†Manitowoc	40,975	672,400
†Meritor	84,212	1,713,714
†Milacron Holdings	70,600	799,192
Miller Industries	13,146	405,554
Mueller Industries	58,740	1,840,912
Mueller Water Products Class A	159,827	1,604,663
†Navistar International	51,000	1,647,300
NN	41,056	307,509
Omega Flex	3,189	241,726
Park-Ohio Holdings	9,216	298,414
†Proto Labs	28,243	2,969,469
†RBC Bearings	24,918	3,168,822
REV Group	30,500	333,975
†Rexnord	108,864	2,736,841
Spartan Motors	41,116	363,054
†SPX	44,500	1,548,155
†SPX FLOW	43,500	1,387,650
Standex International	12,954	950,824
Sun Hydraulics	29,828	1,387,300
Tennant	18,281	1,135,067
Titan International	52,210	311,694
†TriMas	47,225	1,427,612
†Twin Disc	9,200	153,180
Wabash National	56,040	759,342
Watts Water Technologies Class A	28,894	2,335,213
Woodward	56,148	5,327,884
		77,858,107
Marine–0.11%
Costamare	53,000	275,600
†Eagle Bulk Shipping	48,596	225,971
†Genco Shipping & Trading	9,900	73,854
Matson	43,700	1,577,133
†Safe Bulkers	54,300	79,278
Scorpio Bulkers	62,391	239,582
		2,471,418
Media–1.54%
Beasley Broadcast Group Class A	6,200	24,676
†Boston Omaha Class A	6,100	152,134
†Cardlytics	6,900	114,126
†Central European Media Enterprises Class A	109,761	436,849
†Clear Channel Outdoor Holdings Class A	46,000	246,100
†Daily Journal	1,250	267,625

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Emerald Expositions Events	26,000	$ 330,200
Entercom Communications Class A	145,566	764,222
Entravision Communications Class A	67,130	217,501
EW Scripps Class A	46,566	977,886
†Fluent	32,900	184,898
Gannett	116,500	1,227,910
†Gray Television	82,718	1,766,857
†Hemisphere Media Group	22,200	313,020
†Liberty Latin America Class A	44,100	852,894
†Liberty Latin America Class C	118,156	2,298,134
†Loral Space & Communications	14,961	539,344
†MDC Partners Class A	57,535	129,454
Meredith	40,934	2,262,013
†MSG Networks Class A	60,900	1,324,575
National CineMedia	89,429	630,474
New Media Investment Group	68,000	714,000
New York Times Class A	137,411	4,513,951
Nexstar Media Group Class A	46,891	5,081,578
Saga Communications Class A	3,413	113,277
Scholastic	29,191	1,160,634
Sinclair Broadcast Group Class A	70,332	2,706,375
†TechTarget	24,598	400,209
TEGNA	226,186	3,189,223
†Tribune Publishing	22,200	261,738
†WideOpenWest	37,900	344,890
		33,546,767
Metals & Mining–1.15%
†AK Steel Holding	320,819	882,252
†Allegheny Technologies	131,100	3,352,227
Carpenter Technology	48,500	2,223,725
†Century Aluminum	58,458	519,107
Cleveland-Cliffs	310,600	3,102,894
†Coeur Mining	188,686	769,839
Commercial Metals	120,800	2,063,264
Compass Minerals International	35,300	1,919,261
Gold Resource	55,400	217,722
Haynes International	14,681	481,977
Hecla Mining	461,876	1,062,315
Kaiser Aluminum	16,722	1,751,295
Materion	20,684	1,180,229
Olympic Steel	10,006	158,795
†Ramaco Resources	4,941	28,658
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Ryerson Holding	16,325	$ 139,742
Schnitzer Steel Industries Class A	29,901	717,624
†SunCoke Energy	74,847	635,451
Synalloy	9,400	142,880
†TimkenSteel	47,000	510,420
†Universal Stainless & Alloy Products	8,000	132,560
Warrior Met Coal	44,300	1,346,720
Worthington Industries	43,408	1,619,987
		24,958,944
Mortgage Real Estate Investment Trusts (REITs)–1.12%
AG Mortgage Investment Trust	32,484	547,030
Anworth Mortgage Asset	113,731	459,473
Apollo Commercial Real Estate Finance	128,181	2,332,894
Arbor Realty Trust	66,700	865,099
Ares Commercial Real Estate	26,089	396,292
Arlington Asset Investment Class A	35,910	285,844
ARMOUR Residential REIT	47,253	922,851
Blackstone Mortgage Trust Class A	116,800	4,036,608
Capstead Mortgage	91,408	785,195
Cherry Hill Mortgage Investment	20,000	344,400
Colony Credit Real Estate	86,500	1,354,590
Dynex Capital	68,530	417,348
Exantas Capital	31,982	339,969
Granite Point Mortgage Trust	48,800	906,216
Great Ajax	16,479	226,421
Invesco Mortgage Capital	132,061	2,086,564
KKR Real Estate Finance Trust	25,600	512,512
Ladder Capital	95,389	1,623,521
New York Mortgage Trust	158,332	964,242
Orchid Island Capital	62,000	407,960
PennyMac Mortgage Investment Trust	61,521	1,274,100
Ready Capital	21,406	314,026
Redwood Trust	100,125	1,617,019
TPG RE Finance Trust	40,200	787,920
Western Asset Mortgage Capital	55,684	569,647
		24,377,741
Multiline Retail–0.34%
Big Lots	41,300	1,570,226
Dillard's Class A	11,800	849,836
†JC Penney	365,486	544,574

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
†Ollie's Bargain Outlet Holdings	51,940	$ 4,432,040
		7,396,676
Multi-Utilities–0.52%
Avista	68,226	2,771,340
Black Hills	55,973	4,145,920
NorthWestern	52,806	3,718,071
Unitil	14,441	782,269
		11,417,600
Oil, Gas & Consumable Fuels–2.29%
†Abraxas Petroleum	157,712	197,140
Adams Resources & Energy	2,417	94,408
†Alta Mesa Resources Class A	103,990	27,599
†Approach Resources	46,153	16,324
Arch Coal Class A	18,100	1,651,987
†Ardmore Shipping	32,900	202,664
Berry Petroleum	54,371	627,441
†Bonanza Creek Energy	20,400	462,876
†California Resources	46,200	1,187,802
†Callon Petroleum	236,216	1,783,431
†Carrizo Oil & Gas	89,189	1,112,187
†Clean Energy Fuels	142,195	439,383
†CONSOL Energy	28,700	982,114
CVR Energy	18,400	758,080
Delek US Holdings	84,979	3,094,935
†Denbury Resources	521,189	1,068,437
DHT Holdings	108,400	483,464
†Dorian LPG	27,336	175,497
†Earthstone Energy Class A	18,900	133,812
†Energy Fuels	88,100	293,373
†EP Energy Class A	33,600	8,736
Evolution Petroleum	25,347	171,092
†Frontline	89,536	578,403
GasLog	46,317	808,695
Golar LNG	98,201	2,071,059
†Goodrich Petroleum	10,500	142,800
Green Plains	45,143	752,985
†Gulfport Energy	180,000	1,443,600
†Halcon Resources	136,000	183,600
Hallador Energy	18,300	96,258
†HighPoint Resources	115,190	254,570
†International Seaways	25,565	438,184
†Isramco	751	84,863
†Jagged Peak Energy	73,700	771,639
†Laredo Petroleum	178,000	550,020
†Lilis Energy	46,600	54,522
†Matador Resources	109,230	2,111,416
†Midstates Petroleum	12,459	121,724
†Montage Resources	6,706	100,858
NACCO Industries Class A	3,538	135,222
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†NextDecade	4,661	$ 25,729
Nordic American Tankers	157,898	318,954
†Northern Oil and Gas	225,400	617,596
†Oasis Petroleum	278,200	1,680,328
†Overseas Shipholding Group Class A	54,300	124,347
Panhandle Oil and Gas Class A	15,948	250,384
†Par Pacific Holdings	36,235	645,345
†PDC Energy	68,950	2,804,886
Peabody Energy	81,512	2,309,235
†Penn Virginia	14,200	626,220
†Renewable Energy Group	36,864	809,533
†REX American Resources	6,050	487,691
†Ring Energy	70,987	416,694
†SandRidge Energy	35,100	281,502
Scorpio Tankers	46,362	919,822
SemGroup Class A	81,205	1,196,962
Ship Finance International	82,842	1,022,270
†SilverBow Resources	7,700	177,100
†Southwestern Energy	614,194	2,880,570
†SRC Energy	248,313	1,271,363
†Talos Energy	23,800	632,128
Teekay	70,400	275,968
Teekay Tankers Class A	195,441	189,597
†Tellurian	86,400	967,680
†Ultra Petroleum	192,700	117,547
†Uranium Energy	211,100	295,540
†W&T Offshore	108,636	749,588
World Fuel Services	69,400	2,004,966
†Zion Oil & Gas	47,900	36,165
		49,808,910
Paper & Forest Products–0.41%
Boise Cascade	39,746	1,063,603
†Clearwater Paper	18,751	365,270
Louisiana-Pacific	148,278	3,615,018
Neenah	17,095	1,100,234
PH Glatfelter	43,417	613,048
Schweitzer-Mauduit International	31,467	1,218,402
†Verso Class A	39,200	839,664
		8,815,239
Personal Products–0.32%
†Edgewell Personal Care	56,100	2,462,229
†elf Beauty	22,000	233,200
Inter Parfums	17,893	1,357,542
Medifast	12,087	1,541,697
Natural Health Trends	7,500	97,200
†Nature's Sunshine Products	8,440	78,408
†Revlon Class A	6,954	134,768

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
†USANA Health Sciences	13,005	$ 1,090,729
		6,995,773
Pharmaceuticals–1.91%
†Aclaris Therapeutics	42,500	254,575
†Aerie Pharmaceuticals	36,800	1,748,000
†Akorn	111,400	392,128
†Amneal Pharmaceuticals Class A	89,002	1,261,158
†Amphastar Pharmaceuticals	36,100	737,523
†Ampio Pharmaceuticals	79,600	44,735
†ANI Pharmaceuticals	9,400	663,076
†Aquestive Therapeutics	5,300	36,623
†Aratana Therapeutics	55,399	199,436
†Arvinas HoldingLLC	10,900	160,884
†Assertio Therapeutics	60,357	306,010
†Clearside Biomedical	30,300	41,814
†Collegium Pharmaceutical	34,000	514,760
†Corcept Therapeutics	100,202	1,176,371
†Cymabay Therapeutics	59,600	791,488
†Dermira	40,100	543,355
†Dova Pharmaceuticals	12,600	112,014
†Durect	152,200	95,262
†Eloxx Pharmaceuticals	26,060	304,381
†Endo International	232,300	1,865,369
†Evolus	9,300	209,901
†Horizon Pharma	187,300	4,950,339
†Innovate Biopharmaceuticals	19,600	37,828
†Innoviva	70,400	987,712
†Intersect ENT	30,600	983,790
†Intra-Cellular Therapies	51,200	623,616
†Kala Pharmaceuticals	17,100	141,417
†Lannett	37,580	295,755
†Liquidia Technologies	4,995	56,843
†Mallinckrodt	85,200	1,852,248
†Marinus Pharmaceuticals	39,800	166,364
†Medicines	71,233	1,990,962
†Melinta Therapeutics	7,077	25,123
†Menlo Therapeutics	9,900	77,715
†MyoKardia	35,200	1,830,048
†Neos Therapeutics	45,900	119,799
†Ocular Therapeutix	32,300	128,231
†Odonate Therapeutics	7,300	161,403
†Omeros	52,366	909,597
†Optinose	19,700	202,910
†Osmotica Pharmaceuticals	13,600	48,960
†Pacira Pharmaceuticals	41,175	1,567,121
†Paratek Pharmaceuticals	33,800	181,168
Phibro Animal Health Class A	22,800	752,400
†Prestige Consumer Healthcare	53,655	1,604,821
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Reata Pharmaceuticals Class A	19,357	$ 1,654,443
†resTORbio	8,700	59,334
†Revance Therapeutics	37,500	591,000
†scPharmaceuticals	3,262	9,786
†Sienna Biopharmaceuticals	15,300	35,496
†SIGA Technologies	55,400	332,954
†Supernus Pharmaceuticals	50,790	1,779,682
†Teligent	37,810	43,860
†Tetraphase Pharmaceuticals	56,700	75,978
†TherapeuticsMD	186,827	909,848
†Theravance Biopharma	48,400	1,097,228
†Tricida	12,100	467,302
†Verrica Pharmaceuticals	5,900	63,779
†WaVe Life Sciences	20,000	777,000
†Xeris Pharmaceuticals	6,500	65,260
†Zogenix	43,535	2,394,860
†Zomedica Pharmaceuticals	51,300	17,955
		41,530,798
Professional Services–1.52%
†Acacia Research	54,476	177,592
†ASGN	52,904	3,358,875
Barrett Business Services	7,732	597,916
BG Staffing	8,300	181,272
†CBIZ	52,746	1,067,579
CRA International	8,151	411,951
Exponent	53,760	3,103,027
Forrester Research	11,933	576,960
†Franklin Covey	11,980	303,094
†FTI Consulting	39,606	3,042,533
†GP Strategies	15,552	188,957
Heidrick & Struggles International	18,964	726,890
†Huron Consulting Group	22,578	1,066,133
ICF International	18,651	1,418,968
†InnerWorkings	47,957	173,604
Insperity	40,067	4,954,685
Kelly Services Class A	35,777	789,241
Kforce	23,338	819,631
Korn/Ferry International	59,745	2,675,381
†Mistras Group	18,147	250,610
Navigant Consulting	42,836	834,017
Resources Connection	29,509	488,079
†TriNet Group	45,400	2,712,196
†TrueBlue	40,987	968,933
†Upwork	15,900	304,326
†WageWorks	40,730	1,537,965
†Willdan Group	11,700	433,719
		33,164,134

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.61%
†Altisource Portfolio Solutions S.A.	11,500	$ 272,205
†American Realty Investors	1,592	19,263
Consolidated-Tomoka Land	3,799	224,331
†Cushman & Wakefield	51,900	923,820
†Forestar Group	12,705	219,669
†FRP Holdings	7,872	374,471
Griffin Industrial Realty	1,800	62,730
HFF Class A	38,881	1,856,568
Kennedy-Wilson Holdings	130,453	2,790,390
†Marcus & Millichap	19,300	786,089
†Maui Land Pineapple	5,400	61,722
Newmark Group Class A	153,800	1,282,692
RE/MAX Holdings Class A	17,900	689,866
†Redfin	81,800	1,658,086
RMR Group Class A	8,195	499,731
†St Joe	40,768	672,264
†Stratus Properties	8,000	211,280
†Tejon Ranch	25,018	440,317
†Transcontinental Realty Investors	2,115	66,073
†Trinity Place Holdings	16,800	67,200
		13,178,767
Road & Rail–0.48%
ArcBest	25,642	789,517
†Avis Budget Group	69,400	2,419,284
†Covenant Transportation Group Class A	14,900	282,802
†Daseke	43,700	222,433
Heartland Express	47,609	917,902
†Hertz Global Holdings	55,900	970,983
Marten Transport	44,663	796,341
†PAM Transportation Services	2,800	137,032
†Saia	26,483	1,618,111
Universal Logistics Holdings	9,097	179,029
†US Xpress Enterprises Class A	21,200	140,132
†USA Truck	9,000	129,960
Werner Enterprises	48,656	1,661,603
†YRC Worldwide	34,700	232,143
		10,497,272
Semiconductors & Semiconductor Equipment–2.79%
†ACM Research Class A	9,800	151,214
†Adesto Technologies	23,312	141,038
†Advanced Energy Industries	39,779	1,976,221
†Alpha & Omega Semiconductor	20,571	236,772
†Ambarella	31,892	1,377,734
†Amkor Technology	104,165	889,569
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Aquantia	23,100	$ 209,286
†Axcelis Technologies	36,833	741,080
†AXT	39,500	175,775
Brooks Automation	72,190	2,117,333
Cabot Microelectronics	29,685	3,323,533
†CEVA	21,223	572,172
†Cirrus Logic	62,554	2,631,647
Cohu	45,313	668,367
†Cree	105,500	6,036,710
†Diodes	41,465	1,438,835
Entegris	148,630	5,304,605
†FormFactor	75,831	1,220,121
†Ichor Holdings	26,400	596,112
†Impinj	19,000	318,345
†Inphi	44,994	1,968,038
†Integrated Device Technology	135,919	6,658,672
†Kopin	56,442	75,632
†Lattice Semiconductor	120,726	1,440,261
†MACOM Technology Solutions Holdings	45,971	768,175
†MaxLinear Class A	65,434	1,670,530
†Nanometrics	26,222	809,735
†NeoPhotonics	35,800	225,182
NVE	5,518	540,157
†PDF Solutions	34,478	425,803
†Photronics	73,160	691,362
Power Integrations	29,756	2,081,135
†Rambus	109,086	1,139,949
†Rudolph Technologies	31,038	707,666
†Semtech	67,984	3,461,065
†Silicon Laboratories	44,886	3,629,482
†SMART Global Holdings	12,100	232,320
†SunPower	73,500	478,485
†Synaptics	35,752	1,421,142
†Ultra Clean Holdings	45,566	471,608
†Veeco Instruments	56,148	608,644
Xperi	50,235	1,175,499
		60,807,011
Software–5.86%
†8x8	97,305	1,965,561
†A10 Networks	61,738	437,722
†ACI Worldwide	119,851	3,939,502
†Agilysys	18,704	395,964
†Alarm.com Holdings	32,400	2,102,760
†Altair Engineering Class A	25,400	934,974
†Alteryx Class A	30,273	2,538,997
†Amber Road	23,900	207,213
American Software Class A	30,088	359,552
†Anaplan	18,100	712,416
†Appfolio Class A	16,000	1,270,400
†Asure Software	11,300	69,043
†Avalara	28,270	1,577,183

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Avaya Holdings	108,100	$ 1,819,323
†Benefitfocus	25,300	1,252,856
Blackbaud	50,371	4,016,080
†Blackline	38,083	1,764,005
†Bottomline Technologies	43,871	2,197,498
†Box Class A	128,300	2,477,473
†Carbon Black	44,800	624,960
†ChannelAdvisor	32,200	392,196
†Cision	68,200	939,114
†Cloudera	209,050	2,287,007
†CommVault Systems	41,602	2,693,313
†Cornerstone OnDemand	56,710	3,106,574
†Coupa Software	57,134	5,198,051
†Digimarc	11,458	359,552
†Domo Class B	16,400	661,412
Ebix	24,778	1,223,290
†eGain	19,600	204,820
†Ellie Mae	36,192	3,571,789
†Envestnet	46,559	3,044,493
†Everbridge	27,800	2,085,278
†Five9	59,800	3,159,234
†ForeScout Technologies	30,900	1,295,019
†Fusion Connect	26,800	35,108
†HubSpot	38,807	6,450,111
†Instructure	32,699	1,540,777
j2 Global	48,987	4,242,274
†LivePerson	60,818	1,764,938
†Majesco	8,516	60,038
†MicroStrategy Class A	8,784	1,267,092
†Mitek Systems	34,400	421,056
†MobileIron	85,800	469,326
†Model N	30,500	534,970
Monotype Imaging Holdings	41,331	822,074
†New Relic	47,208	4,659,430
†OneSpan	31,559	606,564
†Park City Group	11,800	94,282
†Paylocity Holding	30,100	2,684,619
Progress Software	46,200	2,049,894
†PROS Holdings	32,537	1,374,363
†Q2 Holdings	38,900	2,694,214
QAD Class A	11,373	489,835
†Qualys	35,525	2,939,339
†Rapid7	38,100	1,928,241
†Rimini Street	8,400	42,000
†SailPoint Technologies Holding	72,500	2,082,200
†SecureWorks Class A	8,800	161,920
†ShotSpotter	7,800	301,080
†SPS Commerce	17,801	1,887,974
†SVMK	19,700	358,737
†Telaria	49,300	312,562
†Telenav	36,909	224,038
†Tenable Holdings	29,800	943,468
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
TiVo	123,861	$ 1,154,385
†Trade Desk Class A	34,895	6,907,465
†Upland Software	15,575	659,757
†Varonis Systems	29,207	1,741,613
†Verint Systems	67,356	4,031,930
†Veritone	8,200	42,640
†VirnetX Holding	68,104	431,098
†Workiva	29,300	1,485,510
†Yext	86,000	1,879,960
†Zix	57,874	398,173
†Zscaler	63,510	4,504,764
		127,564,443
Specialty Retail–2.94%
Aaron's	72,300	3,802,980
Abercrombie & Fitch Class A	69,000	1,891,290
American Eagle Outfitters	168,318	3,731,610
†America's Car-Mart	5,785	528,402
†Asbury Automotive Group	19,944	1,383,316
†Ascena Retail Group	202,349	218,537
†At Home Group	50,192	896,429
Barnes & Noble	63,974	347,379
†Barnes & Noble Education	41,543	174,481
Bed Bath & Beyond	139,600	2,371,804
Big 5 Sporting Goods	20,593	65,486
†Boot Barn Holdings	28,318	833,682
Buckle	33,208	621,654
Caleres	43,251	1,067,867
Camping World Holdings Class A	37,800	525,798
†Carvana	33,380	1,938,043
Cato Class A	23,382	350,262
Chico's FAS	121,500	518,805
Children's Place	16,401	1,595,489
Citi Trends	12,476	240,912
†Conn's	23,009	525,986
†Container Store Group	15,800	139,040
Designer Brands	71,200	1,582,064
†Express	77,175	330,309
†Five Below	57,318	7,121,761
†Francesca's Holdings	35,745	24,178
GameStop Class A	102,800	1,044,448
†Genesco	22,132	1,008,113
†GNC Holdings Class A	83,700	228,501
Group 1 Automotive	18,935	1,225,094
Guess	59,200	1,160,320
Haverty Furniture	21,714	475,102
†Hibbett Sports	21,984	501,455
†Hudson Class A	45,400	624,250
J. Jill	16,700	91,683
†Kirkland's	15,875	111,601
Lithia Motors Class A	23,037	2,136,682

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Lumber Liquidators Holdings	33,816	$ 341,542
†MarineMax	23,740	454,858
Monro	33,149	2,868,051
†Murphy USA	31,300	2,679,906
†National Vision Holdings	65,200	2,049,236
Office Depot	564,500	2,049,135
†Party City Holdco	65,000	516,100
†Pier 1 Imports	87,625	66,902
†Rent-A-Center	45,110	941,446
†RH	19,565	2,014,217
†RTW Retailwinds	34,700	83,280
†Sally Beauty Holdings	125,100	2,303,091
Shoe Carnival	12,021	409,075
Signet Jewelers	53,512	1,453,386
†Sleep Number	33,646	1,581,362
Sonic Automotive Class A	25,331	375,152
†Sportsman's Warehouse Holdings	39,900	191,520
Tailored Brands	57,342	449,561
Tile Shop Holdings	42,600	241,116
Tilly's Class A	25,663	285,629
Winmark	2,987	563,318
†Zumiez	21,923	545,663
		63,898,359
Technology Hardware, Storage & Peripherals–0.29%
†3D Systems	112,194	1,207,207
†Avid Technology	28,700	213,815
†Cray	41,269	1,075,058
Diebold Nixdorf	76,800	850,176
†Eastman Kodak	17,400	51,504
†Electronics For Imaging	44,867	1,206,922
†Immersion	29,627	249,756
†Stratasys	52,200	1,243,404
†USA Technologies	68,196	283,013
		6,380,855
Textiles, Apparel & Luxury Goods–0.85%
†Crocs	68,400	1,761,300
Culp	11,280	216,914
†Deckers Outdoor	30,600	4,497,894
†Fossil Group	52,000	713,440
†G-III Apparel Group	44,896	1,794,044
Movado Group	18,280	665,026
Oxford Industries	17,166	1,291,913
Rocky Brands	7,600	182,096
Steven Madden	90,801	3,072,706
Superior Group of Companies	9,100	151,242
†Unifi	18,374	355,537
†Vera Bradley	24,379	323,022
Wolverine World Wide	96,408	3,444,658
		18,469,792
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–2.28%
†Axos Financial	61,360	$ 1,776,986
†Bank7	5,100	88,587
†Bridgewater Bancshares	25,800	265,998
Capitol Federal Financial	133,300	1,779,555
†Columbia Financial	49,400	774,098
Dime Community Bancshares	35,851	671,489
†Entegra Financial	8,218	184,494
ESSA Bancorp	9,700	149,380
†Essent Group	100,409	4,362,771
Federal Agricultural Mortgage Class C	9,074	657,230
First Defiance Financial	22,986	660,618
Flagstar Bancorp	30,100	990,892
FS Bancorp	5,000	252,400
Greene County Bancorp	3,452	104,803
Hingham Institution for Savings	1,360	233,934
Home Bancorp	9,374	311,686
†HomeStreet	25,029	659,514
†Impac Mortgage Holdings	8,000	31,360
Kearny Financial	93,737	1,206,395
†LendingTree	8,305	2,919,706
Luther Burbank	20,700	209,070
Merchants Bancorp	17,000	365,500
Meridian Bancorp	54,854	860,659
Meta Financial Group	32,100	631,728
†MGIC Investment	368,752	4,863,839
†Mr Cooper Group	75,902	727,900
†NMI Holdings Class A	65,000	1,681,550
Northfield Bancorp	49,856	692,998
Northwest Bancshares	98,966	1,679,453
OceanFirst Financial	48,767	1,173,334
Oconee Federal Financial	1,100	28,611
†Ocwen Financial	120,300	218,946
OP Bancorp	14,400	126,000
Oritani Financial	37,911	630,460
PCSB Financial	19,600	383,572
PennyMac Financial Services Class A	19,500	433,680
†Ponce de Leon Federal Bank	10,300	143,685
†Provident Bancorp	4,431	100,362
Provident Financial Services	64,131	1,660,352
Prudential Bancorp	8,400	145,740
Radian Group	226,054	4,688,360
Riverview Bancorp	20,509	149,921
SI Financial Group	11,100	143,301
Southern Missouri Bancorp	8,098	249,418
Sterling Bancorp	22,300	226,122
Territorial Bancorp	7,947	213,854
Timberland Bancorp	8,640	241,747

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
TrustCo Bank	94,703	$ 734,895
United Community Financial	56,800	531,080
United Financial Bancorp	57,754	828,770
Walker & Dunlop	28,563	1,454,142
Washington Federal	86,900	2,510,541
Waterstone Financial	29,780	490,179
Western New England Bancorp	31,500	290,745
WSFS Financial	52,649	2,032,251
		49,624,661
Tobacco–0.16%
†22nd Century Group	127,200	217,512
†Pyxus International	9,800	234,122
Turning Point Brands	8,225	379,090
Universal	25,442	1,466,222
Vector Group	105,020	1,133,166
		3,430,112
Trading Companies & Distributors–1.22%
Aircastle	55,644	1,126,235
Applied Industrial Technologies	39,630	2,356,796
†Beacon Roofing Supply	70,890	2,279,822
†BlueLinx Holdings	9,500	253,080
†BMC Stock Holdings	69,300	1,224,531
†CAI International	20,207	468,802
†DXP Enterprises	18,312	712,703
EVI Industries	3,600	137,268
†Foundation Building Materials	16,100	158,424
GATX	39,200	2,993,704
†General Finance	11,700	109,161
†GMS	37,700	570,024
H&E Equipment Services	32,381	813,087
†Herc Holdings	24,500	955,010
Kaman	28,552	1,668,579
†Lawson Products	8,171	256,243
†MRC Global	86,600	1,513,768
†NOW	111,356	1,554,530
Rush Enterprises Class A	30,919	1,292,723
Rush Enterprises Class B	6,007	249,471
†SiteOne Landscape Supply	42,100	2,406,015
Systemax	14,258	322,801
†Textainer Group Holdings	33,320	321,538
†Titan Machinery	19,770	307,621
Triton International	53,489	1,663,508
†Univar	12,078	267,648
†Veritiv	14,000	368,480
†Willis Lease Finance	3,700	156,843
		26,508,415
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.48%
American States Water	38,079	$ 2,715,033
†AquaVenture Holdings	12,900	249,615
Artesian Resources Class A	9,563	356,413
†Cadiz	22,900	221,672
California Water Service Group	49,942	2,710,852
Connecticut Water Service	12,225	839,246
Consolidated Water	14,900	191,763
Global Water Resources	10,983	107,743
Middlesex Water	16,231	908,774
†Pure Cycle	16,500	162,690
SJW Group	24,215	1,495,034
York Water	14,737	505,774
		10,464,609
Wireless Telecommunication Services–0.18%
†Boingo Wireless	40,997	954,410
†Gogo	68,500	307,565
†NII Holdings	96,500	189,140
Shenandoah Telecommunications	48,450	2,149,242
Spok Holdings	21,077	287,069
		3,887,426
Total Common Stock (Cost $1,718,141,641)		2,127,810,733
RIGHTS–0.01%
=†πMedia General CVR	82,000	6,396
=†πNewsstar Financial CVR	22,898	4,465
=†πSchulman Class A CVR	28,031	0
=†πTobira Therapeutics CVR	7,700	90,629
Total Rights (Cost $0)		101,490

MONEY MARKET FUND–1.96%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	42,569,512	42,569,512
Total Money Market Fund (Cost $42,569,512)		42,569,512

	Principal Amount	Value (U.S. $)°
SHORT-TERM INVESTMENTS–0.16%
U.S. TREASURY OBLIGATIONS–0.16%
∞≠U.S. Treasury Bill
2.44% 6/20/19	175,000	174,083
2.50% 6/20/19	20,000	19,895

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)°
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
∞≠U.S. Treasury Bill (continued)
2.53% 6/20/19	3,425,000	$ 3,407,045
		3,601,023
Total Short-Term Investments (Cost $3,600,153)		3,601,023

TOTAL INVESTMENTS–99.91% (Cost $1,764,311,306)	2,174,082,758
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,985,526
NET ASSETS APPLICABLE TO 70,746,233 SHARES OUTSTANDING–100.00%	$2,176,068,284

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2019, the aggregate value of restricted securities was $106,386, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Cobalt International Energy	7/6/2017	$—	$—
Corium International	11/29/2018	4,896	4,896
Media General CVR	1/18/2017	—	6,396
Newsstar Financial CVR	12/26/2017	—	4,465
Schulman Class A CVR	8/22/2018	—	—
Tobira Therapeutics CVR	11/2/2016	—	90,629
Total		$4,896	$106,386

The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
706	E-mini Russell 2000 Index	$54,496,140	$54,359,534	6/21/19	$136,606	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
NT–Northern Trust
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$22,334,901	$—	$—	$22,334,901
Air Freight & Logistics	6,994,097	—	—	6,994,097
Airlines	9,804,770	—	—	9,804,770
Auto Components	19,829,728	—	—	19,829,728
Automobiles	983,499	—	—	983,499
Banks	191,559,626	—	—	191,559,626
Beverages	6,672,570	—	—	6,672,570
LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Biotechnology	$143,865,733	$—	$—	$143,865,733
Building Products	25,176,454	—	—	25,176,454
Capital Markets	26,746,018	—	—	26,746,018
Chemicals	43,066,956	—	—	43,066,956
Commercial Services & Supplies	52,234,504	—	—	52,234,504
Communications Equipment	36,183,948	—	—	36,183,948
Construction & Engineering	22,624,774	—	—	22,624,774
Construction Materials	2,860,187	—	—	2,860,187
Consumer Finance	13,591,854	—	—	13,591,854
Containers & Packaging	2,322,322	—	—	2,322,322
Distributors	2,195,519	—	—	2,195,519
Diversified Consumer Services	18,659,750	—	—	18,659,750
Diversified Financial Services	4,165,499	—	—	4,165,499
Diversified Telecommunication Services	11,691,243	—	—	11,691,243
Electric Utilities	25,568,845	—	—	25,568,845
Electrical Equipment	14,951,075	—	—	14,951,075
Electronic Equipment, Instruments & Components	54,192,887	—	—	54,192,887
Energy Equipment & Services	29,999,033	—	—	29,999,033
Entertainment	10,941,702	—	—	10,941,702
Equity Real Estate Investment Trusts	147,430,486	—	—	147,430,486
Food & Staples Retailing	14,429,988	—	—	14,429,988
Food Products	24,110,927	—	—	24,110,927
Gas Utilities	24,936,788	—	—	24,936,788
Health Care Equipment & Supplies	76,708,213	—	—	76,708,213
Health Care Providers & Services	38,902,956	—	—	38,902,956
Health Care Technology	23,397,248	—	—	23,397,248
Hotels, Restaurants & Leisure	63,547,717	—	—	63,547,717
Household Durables	34,611,288	—	—	34,611,288
Household Products	3,803,959	—	—	3,803,959
Independent Power and Renewable Electricity Producers	7,150,258	—	—	7,150,258
Industrial Conglomerates	1,417,810	—	—	1,417,810
Insurance	55,416,302	—	—	55,416,302
Interactive Media & Services	9,994,608	—	4,896	9,999,504
Internet & Direct Marketing Retail	19,684,161	—	—	19,684,161
IT Services	45,657,033	—	—	45,657,033
Leisure Products	7,394,273	—	—	7,394,273
Life Sciences Tools & Services	12,940,499	—	—	12,940,499
Machinery	77,858,107	—	—	77,858,107
Marine	2,471,418	—	—	2,471,418
Media	33,546,767	—	—	33,546,767
Metals & Mining	24,958,944	—	—	24,958,944
Mortgage Real Estate Investment Trusts (REITs)	24,377,741	—	—	24,377,741
Multiline Retail	7,396,676	—	—	7,396,676
Multi-Utilities	11,417,600	—	—	11,417,600
Oil, Gas & Consumable Fuels	49,691,363	117,547	—	49,808,910
Paper & Forest Products	8,815,239	—	—	8,815,239
Personal Products	6,995,773	—	—	6,995,773
Pharmaceuticals	41,530,798	—	—	41,530,798
Professional Services	33,164,134	—	—	33,164,134
Real Estate Management & Development	13,178,767	—	—	13,178,767
Road & Rail	10,497,272	—	—	10,497,272
Semiconductors & Semiconductor Equipment	60,807,011	—	—	60,807,011
Software	127,564,443	—	—	127,564,443
Specialty Retail	63,898,359	—	—	63,898,359
Technology Hardware, Storage & Peripherals	6,380,855	—	—	6,380,855
Textiles, Apparel & Luxury Goods	18,469,792	—	—	18,469,792
Thrifts & Mortgage Finance	49,624,661	—	—	49,624,661
Tobacco	3,430,112	—	—	3,430,112
Trading Companies & Distributors	26,508,415	—	—	26,508,415
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Water Utilities	$10,464,609	$—	$—	$10,464,609
Wireless Telecommunication Services	3,887,426	—	—	3,887,426
Rights	—	—	101,490	101,490
Money Market Fund	42,569,512	—	—	42,569,512
Short-Term Investment	—	3,601,023	—	3,601,023
Total Investments	$2,170,257,802	$3,718,570	$106,386	$2,174,082,758
Derivatives:

Assets:
Futures Contracts	$136,606	$—	$—	$136,606
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Small-Cap Index Fund–28